Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains (losses)			$ 34,178	$ (18,553)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)	$ 101	$ (1,327)	3,849	(30,314)
Foreign currency exchange gain (loss) (notes 8 and 11)	2,767	(7,853)	6,884	(14,738)
Unrealized gains (losses)			13,125	(10,697)
Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)				(38,760)
Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(30,329)	(11,761)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)			3,849	(30,314)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net			34,178	(18,553)
Interest rate swap agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(3,919)	(4,947)	(12,317)	(11,520)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)	101	(1,327)	21,861	(30,275)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	4,020	3,620	34,178	(18,755)
Foreign Exchange Forward [Member] | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			0	(241)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)			0	(39)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net			0	202
Cross currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(1,595)	(1,669)
Unrealized gains (losses)	(3,952)	1,490
Cross-currency swap agreements termination | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency exchange gain (loss) (notes 8 and 11)			0	(33,844)
Realized gains (losses)			0	(33,844)
Unrealized gains (losses)			0	0
Cross-currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)			(5,318)	(40,929)
Foreign currency exchange gain (loss) (notes 8 and 11)	$ (5,547)	$ (179)	(5,318)	(7,085)
Realized gains (losses)			(4,233)	(4,916)
Unrealized gains (losses)			(1,085)	(2,169)
Interest rate swaps terminated | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(18,012)	0
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)			(18,012)	0
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net			$ 0	$ 0